Long-Term Customer Contracts	12 Months Ended
Dec. 31, 2010
Long-Term Customer Contracts
Long-Term Customer Contracts

19. LONG-TERM CUSTOMER CONTRACTS

During February 2009, we amended two of our long-term solar wafer supply agreements. Under those amendments, the potential aggregate revenues to MEMC under the agreements for sales in 2009 and aggregate revenues for sales over the remaining term of the contracts remain unchanged, but volume increases and price reductions for 2009 were effectuated.

During the quarter ended June 30, 2009, MEMC applied approximately $44.1 million of refundable security deposits against outstanding accounts receivable balances in accordance with the terms of the long-term customer agreements described above. The application of the deposits against accounts receivables has been reflected as working capital and other operating cash inflows and a decrease in customer deposits in financing cash flows in the consolidated statement of cash flows for year ended December 31, 2009.

We further amended these agreements in the third quarter of 2009 providing for an additional price reduction and volume increase for the second half of 2009. The subsequent amendments also provide a deferral mechanism for a 2009 purchase shortfall by the customers (from the increased volume commitment), by allowing the customers to make up the purchase shortfall in subsequent years. Such deferred volume amounts will be added to the customers' minimum purchase requirements for future contract years. There was no change in the amount of collateral currently required in the form of deposits. Due to the amendment with the one of these customers, approximately $11.6 million of previously refundable deposits are no longer refundable and have been reclassified from other long-term liabilities to deferred revenue and will be amortized over the remaining term of the contract as an operating income item. The constructive receipt of the non-refundable deposit and corresponding reduction in refundable deposits has been reflected as working capital and other operating cash inflows and a decrease in customer deposits in financing cash flows in the condensed consolidated statement of cash flows for the year ended December 31, 2009. Also in connection with one of the amendments, as additional consideration to MEMC, the customer agreed to sell to us an equity investment in shares of an unrelated entity at its cost of approximately $5.0 million. We have recorded the investment at fair value with the offset to deferred revenue. The loss of any one of these long-term supply customers could potentially adversely affect our future operating results.

In January 2010, we reached an out of court settlement of a lawsuit filed in April 2009 related to our long-term solar wafer supply agreement with Conergy AG ("Conergy"). At the same time, we amended this agreement with Conergy. The amendment included a significant reduction in the minimum quantity of wafers that Conergy must purchase over the remaining eight years of the agreement, as well as a minimum market share commitment should Conergy's demand exceed the reduced quantities. The amendment also modifies the pricing terms to be based on market rates similar to other MEMC long-term solar wafer supply agreements. The amendment includes MEMC permanently retaining $21.1 million of previously refundable deposits currently held by us which have been reclassified from customer deposits to deferred revenue. The deferred revenue will be amortized over the remaining term of the contract and recorded as revenue, $5.0 million of which was recorded during 2010. Another $7.0 million in short-term deposits are no longer required to be paid in the next twelve months and have therefore been classified as long-term. In addition, we applied $8.1 million of refundable security deposits against outstanding accounts receivable balances. The constructive receipt of the non-refundable deposit and corresponding reduction in refundable deposits of $19.1 million, as well as the application of the deposits against accounts receivables, have been reflected as cash provided by operating activities and cash used in financing activities in the consolidated statement of cash flows.